                                                                   Annual Report
                                                                   July 31, 2001

                                                         [LOGO] AMBASSADOR FUNDS

                                                               Money Market Fund


--------------------------------------------------------------------------------
Investment products:

 .  Are not deposits of, or guaranteed by, Ambassador Capital Management,
   L.L.C., or any of its affiliates
 .  Are not insured by the FDIC
 .  Are subject to investment risks, including the possible loss of the principal amount invested
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

Ambassador Funds are distributed by BISYS Fund Services.

Ambassador Funds

Table of Contents
Annual Report - July 31, 2001

Letter to the Shareholders ................................................    1

Money Market Fund .........................................................    2

Notes to Financial Statements .............................................    8

Report of Independent Auditors ............................................   11

Ambassador Funds

Letter to the Shareholders

                                                                 August 30, 2001

Dear Shareholder:

     We are pleased to arrive at our one-year anniversary of operation for the Ambassador Money Market Fund. This past year, the financial markets have experienced unprecedented volatility and continued economic weakness. These unwarranted conditions spurred the Federal Reserve Board to aggressively lower interest rates. Since the beginning of 2001, the federal funds rate has been cut six times for a total of 3.00% bringing this rate to an anemic 3.50%. These interest rate cuts have caused all short-term rates to plummet. The current economic climate still remains weak. We hope to see an improvement in the economic outlook following the aggressive approach of the Federal Reserve Board to offset an economic recession.

     We look for continued consolidation in the financial industry, and more specifically, in the mutual fund industry. We feel that with the slowdown in the economy corporate profits will decline and the pressure will increase on larger institutions to merge. The Ambassador Funds are an important cash management tool to help meet liquidity and funding needs of institutional investors. Money market funds as a whole have continued to grow assets in spite of lower interest rates due to the safety and convenience offered by diversified money market funds. The focus of our business is service to our shareholders. We believe we are in a unique position as an independent provider of fixed income investment services to help fill a for shareholder, those we currently serve as well as prospective investors.

     The Ambassador Money Market Fund attempts to provide a high quality, superior service product to our shareholders and look to continue this mission in the future.

Sincerely,

/s/ Conrad W. Koski                    /s/ Brian T. Jeffries

Conrad W. Koski                        Brian T. Jeffries
Chairman                               President


--------------------------------------------------------------------------------
Editors note: This message and the reports that follow were written prior to the events of September 11, 2001. While it is far too early to assess the impact on the financial sector, we join the nation in extending our sympathies to those who were most deeply affected by the tragedies of that day.
--------------------------------------------------------------------------------

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2001

--------------------------------------------------------------------------------
Commercial Paper - 95.2%*
--------------------------------------------------------------------------------


                                                                                         Principal
Security Description                                                                       Amount           Value
--------------------                                                                    -----------      -----------
Automobile Rental - 1.4%
Hertz Corp., 3.63%, 10/05/01 .........................................................   $1,000,000       $  993,500
                                                                                                         -----------

Automotive Credit - 8.6%
Ford Motor Credit Corp., 3.73%, 8/24/01 ..............................................    2,000,000        1,995,259
Ford Motor Credit Corp., 3.81%, 11/1/01 ..............................................    1,000,000          990,417
General Motors Acceptance Corp., 4.50%, 8/6/01** .....................................    2,000,000        2,000,031
General Motors Acceptance Corp., 3.57%, 8/13/01 ......................................    1,000,000          998,817
                                                                                                         -----------
                                                                                                           5,984,524
                                                                                                         -----------

Banking - 14.4%
Delaware Funding Corp., 3.75%, 8/17/01 (b) ...........................................    2,000,000        1,996,676
Greyhawk Funding L.L.C., 3.74%, 8/9/01 ...............................................    2,000,000        1,998,342
Greyhawk Funding L.L.C., 3.81%, 8/16/01 ..............................................    1,000,000          998,417
Sweetwater Capital Corp., 3.77%, 8/3/01 (b) ..........................................    2,000,000        1,999,582
Sweetwater Capital Corp., 3.63%, 12/27/01 (b) ........................................    1,000,000          985,364
Windmill Funding Corp., 3.73%, 8/28/01 (b) ...........................................    2,000,000        1,994,435
                                                                                                         -----------
                                                                                                           9,972,816
                                                                                                         -----------

Chemicals - 1.4%
Dow Chemical Company, 3.69%, 9/10/01 .................................................    1,000,000          995,922
                                                                                                         -----------

Consumer Goods - 6.4%
Coca-Cola Co., 3.85%, 9/14/01 ........................................................      500,000          497,678
Coca-Cola Co., 3.57%, 9/28/01 ........................................................    1,000,000          994,281
Gillette Co., 3.99%, 8/17/01 (b) .....................................................    1,000,000          998,244
Nike, Inc., 3.71%, 8/9/01 ............................................................    1,000,000          999,178
Nike, Inc., 3.83%, 8/10/01 ...........................................................    1,000,000          999,050
                                                                                                         -----------
                                                                                                           4,488,431
                                                                                                         -----------

Electronics - 4.3%
Sony Capital Corp., 3.71%, 8/13/01 (b) ...............................................    2,000,000        1,997,533
United Technologies Corp., 3.71%, 8/6/01 (b) .........................................    1,000,000          999,486
                                                                                                         -----------
                                                                                                           2,997,019
                                                                                                         -----------

Energy - 5.7%
Duke Energy Corp., 3.62%, 9/7/01 .....................................................    1,000,000          996,300
Exxon Project, 3.71%, 8/8/01 (b) .....................................................    1,000,000          999,281
Exxon Project, 3.70%, 8/9/01 (b) .....................................................    2,000,000        1,998,360
                                                                                                         -----------
                                                                                                           3,993,941
                                                                                                         -----------

Finance - 28.0%
Amsterdam Funding Corp., 3.80%, 9/12/01 (b) ..........................................    1,000,000          995,613
Asset One Securitization, 3.64%, 8/3/01 (b) ..........................................    3,000,000        2,999,396
Atlantis One Funding Corp., 3.76%, 9/26/01 ...........................................    1,000,000          994,213
Charta Corp., 3.73%, 8/31/01 (b) .....................................................    1,000,000          996,908
Co-operative Association of Tractor Dealers, 4.27%, 9/19/01 ..........................      500,000          497,142
Co-operative Association of Tractor Dealers, 4.54%, 9/19/01 ..........................      500,000          496,972


                                   Continued

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2001

--------------------------------------------------------------------------------
Commercial Paper, continued
--------------------------------------------------------------------------------


                                                                                         Principal
Security Description                                                                       Amount           Value
--------------------                                                                    -----------      -----------
Co-operative Association of Tractor Dealers, 3.80%, 10/12/01 .........................  $   900,000      $   893,250
Edison Asset Securitization, 3.64%, 8/3/01 (b) .......................................    1,000,000          999,798
Edison Asset Securitization, 3.74%, 9/5/01 (b) .......................................    1,500,000        1,494,575
Enterprise Funding Corp., 3.75%, 8/23/01 (b) .........................................    1,000,000          997,721
Enterprise Funding Corp., 3.74%, 8/27/01 (b) .........................................    1,000,000          997,306
Enterprise Funding Corp., 3.62%, 8/29/01 (b) .........................................    1,146,000        1,142,791
Falcon Asset Securitization, 3.78%, 8/6/01 (b) .......................................    1,000,000          999,478
Falcon Asset Securitization, 3.73%, 8/21/01 (b) ......................................    1,000,000          997,933
Falcon Asset Securitization, 4.63%, 9/20/01 (b) ......................................    1,000,000          993,722
Sydney Capital Corp., 3.77%, 8/17/01 (b) .............................................      500,000          499,164
Sydney Capital Corp., 3.85%, 11/20/01 (b) ............................................    1,000,000          988,345
Sydney Capital Corp., 3.88%, 11/30/01 (b) ............................................    1,000,000          987,194
Sydney Capital Corp., 3.83%, 12/10/01 (b) ............................................      500,000          493,159
                                                                                                         -----------
                                                                                                          19,464,680
                                                                                                         -----------

Foreign Banking - 10.7%
Beethoven Funding Corp., 3.68%, 8/17/01 (b) ..........................................    1,500,000        1,497,560
Beethoven Funding Corp., 3.73%, 9/13/01 (b) ..........................................    1,500,000        1,493,353
Fairway Finance Corp., 4.01%, 8/16/01 (b) ............................................    2,000,000        1,996,692
Fairway Finance Corp., 3.84%, 9/11/01 (b) ............................................    1,000,000          995,672
Four Winds Funding, 3.72%, 9/4/01 (b) ................................................    1,500,000        1,494,758
                                                                                                         -----------
                                                                                                           7,478,035
                                                                                                         -----------

Insurance - 5.7%
Barton Capital, 3.77%, 8/14/01 (b) ...................................................    1,000,000          998,643
Metlife Funding, Inc., 3.90%, 8/14/01 ................................................    1,000,000          998,606
Triple A One Funding, 3.72%, 8/30/01 (b) .............................................    1,000,000          997,011
Triple A One Funding, 3.68%, 10/17/01 (b) ............................................    1,000,000          992,214
                                                                                                         -----------
                                                                                                           3,986,474
                                                                                                         -----------

Manufacturing - 1.4%
Textron, Inc., 3.70%, 8/24/01 ........................................................    1,000,000          997,649
                                                                                                         -----------

Printing & Publishing - 4.3%
Tribune Co., 3.62%, 8/1/01 (b) .......................................................    1,000,000        1,000,000
Tribune Co., 3.63%, 8/2/01 (b) .......................................................    2,000,000        1,999,799
                                                                                                         -----------
                                                                                                           2,999,799
                                                                                                         -----------

Retail - 2.9%
7-ELEVEN, Inc., 3.62%, 9/27/01 .......................................................    2,000,000        1,988,600
                                                                                                         -----------
TOTAL COMMERCIAL PAPER ...............................................................                   $66,341,390
                                                                                                         ===========


                                   Continued

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2001


-----------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations - 0.7%
-----------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
Security Description                                                                       Amount             Value
--------------------                                                                    -----------        -----------
Federal Home Loan Bank - 0.7%
5.56%, 9/24/01 .......................................................................   $   500,000       $   500,953
                                                                                                           ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .............................................                         500,953
                                                                                                           ------------

-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 4.4%
-----------------------------------------------------------------------------------------------------------------------

Financial Services - 4.4%
Merrill Lynch Repurchase Agreement, dated 7/31/01, ...................................     3,031,491         3,031,491
                                                                                                           ------------
due 8/1/01, maturity value $3,031,802 (fully collaterized by a
U.S. Government Agency Security)

TOTAL REPURCHASE AGREEMENTS ..........................................................                       3,031,491
                                                                                                           ------------

TOTAL INVESTMENTS (Amortized Cost $69,873,834) (a) - 100.3% ..........................                     $69,873,834
                                                                                                           ============


--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $69,663,049.

(a) Cost and value for federal income tax and financial reporting purposes is the same.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
*Rate presented indicates the effective yield at time of purchase.
**Variable rate investment. The rate presented represents the rate in effect at July 31, 2001. The date presented represents the next rate change date.

                       See Notes to Financial Statements

Ambassador Funds
Money Market Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
July 31, 2001




Assets:
Investments, at value (cost $69,873,834) .......................  $69,873,834
Interest receivable ............................................       31,383
Prepaid expenses ...............................................       13,810
                                                                  -----------
      Total Assets .............................................   69,919,027

Liabilities:
Dividends payable ..............................................      203,415
Accrued expenses and other liabilities:
   Advisory ....................................................       12,015
   Administration ..............................................        1,808
   Other .......................................................       38,740
                                                                  -----------
      Total Liabilities ........................................      255,978

Net Assets .....................................................  $69,663,049
                                                                  ===========

Composition of Net Assets:
Capital ........................................................  $69,663,366
Accumulated net realized losses from investment transactions ...         (317)
                                                                  -----------
Net Assets .....................................................  $69,663,049
                                                                  ===========
Shares outstanding (par value of $0.001 per share, unlimited
number of shares authorized) ...................................   69,663,366
                                                                  -----------

Net asset value, offering price, and redemption price per
share ..........................................................        $1.00
                                                                  ===========

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the year ended July 31, 2001*

Investment Income:
Interest .......................................................   $2,847,193
                                                                  -----------
      Total Investment Income ..................................    2,847,193

Expenses:
Advisory .......................................................      102,266
Administration .................................................      110,000
Accounting .....................................................        5,152
Audit ..........................................................       20,481
Legal ..........................................................       18,247
Transfer Agent .................................................        9,390
Trustee ........................................................       16,893
Other ..........................................................       35,658
                                                                  -----------
      Total Expenses ...........................................      318,087

                                                                  -----------
Net Investment Income ..........................................    2,529,106
                                                                  -----------

Net Realized Losses from Investments:
Net realized losses from investment transactions ...............         (317)
                                                                  -----------
Change in net assets from operations ...........................   $2,528,789
                                                                  ===========

--------------------------------------------------------------------------------
*The Fund commenced operations on August 1, 2000

                       See Notes to Financial Statements

Ambassador Funds
Money Market Fund

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     For the
                                                                   year ended
                                                                 July 31, 2001*
                                                                 --------------
Investment Activities:
Operations:
Net investment income .........................................    $2,529,106
Net realized losses from investment transactions ..............          (317)
                                                                 -------------
Change in net assets from operations ..........................     2,528,789
                                                                 -------------

Dividends:
Net investment income .........................................    (2,529,106)
                                                                 -------------
Change in net assets from shareholder dividends ...............    (2,529,106)
                                                                 -------------

Capital Share Transactions:
Proceeds from shares issued ...................................   123,179,202
Dividends reinvested ..........................................     2,325,690
Cost of shares redeemed .......................................   (55,841,526)
                                                                 -------------
Change in net assets from capital share transactions ..........    69,663,366
                                                                 -------------
Change in net assets from investment activities ...............    69,663,049
                                                                 -------------

Net Assets:
Beginning of period ...........................................            --
                                                                 -------------
End of period .................................................   $69,663,049
                                                                 =============

Share Transactions:
Issued ........................................................   123,179,202
Reinvested ....................................................     2,325,690
Redeemed ......................................................   (55,841,526)
                                                                 -------------
Change in shares ..............................................    69,663,366
                                                                 =============

--------------------------------------------------------------------------------
*The Fund commenced operations on August 1, 2000.

                       See Notes to Financial Statements

Ambassador Funds
Money Market Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                                     For the
                                                                    year ended
                                                                  July 31, 2001*
                                                                  --------------

Net Asset Value, Beginning of Period ............................      $1.00
                                                                  --------------

Investment Activities:
Net investment income ...........................................       0.05
Net realized losses from investment transactions ................      (0.00)**
                                                                  --------------
Total from investment activities ................................       0.05
                                                                  --------------

Dividends:
Net investment income ...........................................      (0.05)
                                                                  --------------
Total dividends .................................................      (0.05)
                                                                  --------------

Net Asset Value, End of Period ..................................      $1.00
                                                                  ==============

Total Return ....................................................       5.18%

Ratios/Supplementary Data:
Net assets at end of period (000's) .............................    $69,663
Ratio of expenses to average net assets .........................       0.62%
Ratio of net investment income to average net assets ............       4.95%

--------------------------------------------------------------------------------
* The Fund commenced operations on August 1, 2000.
** Amount less than $0.005 per share.

                       See Notes to Financial Statements

Ambassador Funds

                         Notes to Financial Statements
                                 July 31, 2001

1. Organization:

     The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The accompanying financial statements are for the Money Market Fund (the "Fund"). The Fund commenced operations on August 1, 2000, and is authorized to issue one class of shares.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

     Securities in the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, on a constant (straight-line) basis to the maturity of the security.

Repurchase Agreements:

     The Fund acquired repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Investment Income:

     Security transactions are recorded on the date the security is purchased or sold ("trade date"). Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

                                   Continued

Ambassador Funds

                         Notes to Financial Statements
                                 July 31, 2001

Dividends to Shareholders:

     The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital. Temporary differences do not require reclassification. For the year ended July 31, 2001, no reclassifications have been made.

Federal Income Taxes:

     The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3. Related Party Transactions:

Investment Adviser:

     Ambassador Capital Management, L.L.C., (the "Adviser") will serve as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser will be entitled to receive a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. The Fund will pay the Adviser an annual rate of 0.20%.

Administrator, Transfer Agent, and Fund Accountant ("Administration"):

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the administrator to the Fund. Such officers are not paid any fees directly by the Fund for serving as officers of the Fund. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as the transfer agent and the fund accountant to the Fund. For the above mentioned Administration services BISYS and BISYS Ohio will receive a fee computed daily and paid monthly, based on the value of the average aggregate daily net assets of the Fund, at an annual percentage rate as follows:

Percent Aggregate Net Assets                Percentage Fee
----------------------------                --------------
     $0 to $200 million                          0.18%
     $200 to $500 million                        0.15
     $500 to $750 million                        0.125
     Over $750 million                           0.10

                                   Continued

Ambassador Funds

                         Notes to Financial Statements
                                 July 31, 2001

     BISYS Ohio is also reimbursed by the Fund for out-of-pocket expenses associated with its services as transfer agent and fund accountant. BISYS receives a minimum annual fee of $110,000.

Distributor:

     BISYS also serves as the Distributor of the Fund. BISYS receives no compensation from the Fund under the Distribution Agreement.

4. Other Federal Tax Information (Unaudited):

     Losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Ambassador Money Market Fund has incurred and will elect to defer $317 of realized losses.

                         Report of Independent Auditors

The Board of Trustees and Shareholders
Ambassador Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Ambassador Money Market Fund (the
Fund) as of July 31, 2001, the related statements of operations and the statement of changes in net assets for the year then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ambassador Money Market Fund at July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for the year then ended and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.

                                            Ernst & Young LLP

Columbus, Ohio
September 17, 2001

Annual Report
July 31, 2001


Investment Adviser
------------------

Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226


Distributor
-----------

BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219


For Additional Information Call:
1-800-992-0444

Ambass 0701
09/01                                                    [LOGO] AMBASSADOR FUNDS